Prepayments and other current assets (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets:

	December 31, 2023	June 30, 2024
	RMB	RMB
Deductible Value Added Tax (“VAT”)	39,914	27,884
Loan to a third party (i)	-	10,000
Service fees (ii)	4,504	8,916
Rental and other deposits	2,449	2,505
Rental expense for other leases with period less than one year	630	875
Staff advance	230	649
Others	1,594	2,083
Balance at the end of the year	49,321	52,912

(i)	The Group entered into a loan agreement with Baohe Holdings Limited (“Baohe”) with the loan term from June 15, 2024 to July 15, 2024, for Baohe’s business operation purpose, which was guaranteed by Dingfengcheng Chen’s Rice Noodles (Beijing) Co., Ltd. The principal amount of the loan is RMB10.0 million with the interest rate of 5% per annum.

(ii)	Service fees mainly consist of prepayment of cloud server hosting fees, directors and officers’ insurance fees and others.